Income Taxes - Schedule of Operating Loss Carryforward (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 181,737
Operating loss carryforward, No expiry	17,424
SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	163,427
Vietnam
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	7
India
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	97
USA
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	782
Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	3,632
Operating loss carryforward, No expiry	3,632
France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	13,740
Operating loss carryforward, No expiry	13,740
UK
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	6
Operating loss carryforward, No expiry	6
Saudi Arabia
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	39
Operating loss carryforward, No expiry	39
Gibraltar
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	7
Operating loss carryforward, No expiry	7
Tax Year 2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	6,146
Tax Year 2024 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	6,146
Tax Year 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	11,260
Tax Year 2025 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	11,260
Tax Year 2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	6,652
Tax Year 2026 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	6,652
Tax Year 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	22,989
Tax Year 2027 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	22,986
Tax Year 2027 | Vietnam
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	3
Tax Year 2028
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	28,350
Tax Year 2028 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	28,346
Tax Year 2028 | Vietnam
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	4
Tax Year 2029
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	63,887
Tax Year 2029 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	63,887
Tax Year 2030
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	24,150
Tax Year 2030 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	24,150
Tax Year 2031
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	13
Tax Year 2031 | India
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	13
Tax Year 2032
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	105
Tax Year 2032 | India
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	84
Tax Year 2032 | USA
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	21
Tax Year 2035
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	247
Tax Year 2035 | USA
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	247
Tax Year 2037
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	159
Tax Year 2037 | USA
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	159
Tax Year 2039
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	220
Tax Year 2039 | USA
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	220
Tax Year 2040
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	90
Tax Year 2040 | USA
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	90
Tax Year 2042
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	45
Tax Year 2042 | USA
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 45